Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Current [Abstract]
Value-added tax payable	$ 312	$ 706
Other tax payable	137	65
Customer contract liability, current	367	255
Other current liabilities	289	278
Total other current liabilities	$ 1,105	$ 1,304